Capital Requirements and Restriction on Retained Earnings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
Capital Requirements And Restriction On Retained Earnings [Abstract]
Net profits available to pay dividends to CBI	$ 53,484,000